Summary of Significant Accounting Policies (Details) - Schedule of Weighted Average Diluted Shares - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Diluted Shares [Line Items]
Anti dilutive	46,715,251	126,884,881	143,312,746
Convertible Notes Outstanding [Member]
Schedule of Weighted Average Diluted Shares [Line Items]
Anti dilutive	124,343	293,973	365,463
Convertible Preferred Stock Outstanding [Member]
Schedule of Weighted Average Diluted Shares [Line Items]
Anti dilutive	39,090,908	39,090,908	39,447,283
Shares Underlying Warrants Outstanding [Member]
Schedule of Weighted Average Diluted Shares [Line Items]
Anti dilutive	7,500,000	87,500,000	103,500,000